Financial Instruments - Summary of Maturities of Financial Liabilities (Detail) - Liquidity risk [member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Net Carrying Amount [member]
Non-derivative financial liabilities:
Trade and other payables	¥ 112,951	¥ 121,931
Borrowings	108,630	70,270
Finance lease obligations	3,055	2,536
Deposits received	2,016	2,501
Subtotal	226,652	197,238
Derivative liabilities	158	2
Total	226,810	197,240
Contractual cash flows [member]
Non-derivative financial liabilities:
Trade and other payables	112,951	121,931
Borrowings	109,892	70,704
Finance lease obligations	3,795	3,035
Deposits received	2,016	2,501
Subtotal	228,654	198,171
Derivative liabilities	158	2
Total	228,812	198,173
Within 1 year [member]
Non-derivative financial liabilities:
Trade and other payables	112,951	121,931
Borrowings	36,380	36,850
Finance lease obligations	662	657
Deposits received	1,402	1,982
Subtotal	151,395	161,420
Derivative liabilities	158	2
Total	151,553	161,422
Over 1 year but no later than 2 years [member]
Non-derivative financial liabilities:
Borrowings	30,721	6,924
Finance lease obligations	506	491
Deposits received	188	7
Subtotal	31,415	7,422
Total	31,415	7,422
Over 2 years but no later than 3 years [member]
Non-derivative financial liabilities:
Borrowings	1,612	24,423
Finance lease obligations	445	273
Deposits received	5	8
Subtotal	2,062	24,704
Total	2,062	24,704
Over 3 years but no later than 4 years [member]
Non-derivative financial liabilities:
Borrowings	11,106	1,505
Finance lease obligations	415	221
Deposits received	7	7
Subtotal	11,528	1,733
Total	11,528	1,733
Over 4 years but no later than 5 years [member]
Non-derivative financial liabilities:
Borrowings	30,073	1,002
Finance lease obligations	400	191
Subtotal	30,473	1,193
Total	30,473	1,193
Over 5 years [member]
Non-derivative financial liabilities:
Finance lease obligations	1,367	1,202
Deposits received	414	497
Subtotal	1,781	1,699
Total	¥ 1,781	¥ 1,699